Supplement dated July 10, 2012 to

PNC Equity Funds Class A and Class C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A. Effective May 29, 2012, Brian Hopkinson, AIA and Paul Nestro, CFA no longer serve as portfolio managers of the portion of the PNC International Equity Fund (the “Fund”) sub-advised by GE Asset Management Incorporated (“GEAM”).  Effective July 1, 2012, Bin Xiao, CFA serves as a portfolio manager of the portion of the Fund sub-advised by Polaris Capital Management, LLC (“Polaris”).  As a result of the above-mentioned portfolio management team changes, under the section entitled “Portfolio Managers” on page 7 of PNC Equity Funds Class A and Class C Shares Prospectus, the portfolio management team shown for the Fund is deleted and replaced with the following:

Name	Years as Fund Portfolio Manager	Title
Adviser
Martin C. Schulz, J.D	13	Managing Director
Calvin Y. Zhang	3	Senior Analyst/Portfolio Manager
Polaris
Bernard R. Horn, Jr.	6	President and Chief Investment Officer
Sumanta Biswas, CFA	6	Assistant Portfolio Manager
Bin Xiao, CFA	—	Assistant Portfolio Manager
GEAM
Ralph R. Layman, CFA	2	President and Chief Investment Officer — Public Equities
Jonathan L. Passmore	2	Senior Vice President
Michael J. Solecki, CFA	2	Co-Chief Investment Officer

B. Effective July 1, 2012 under the section entitled “Portfolio Management Teams” on pages 50-51 of PNC Equity Funds Class A and Class C Shares Prospectus, the portfolio management team shown for the Fund is deleted and replaced with the following:

International Equity Fund

Name	Business experience
Martin C. Schulz, J.D. Managing Director Years with the Adviser: 13 Industry experience: 16 years	Mr. Schulz is responsible for the day-to-day management of the International Growth Component of the International Equity Fund. Mr. Schulz has been with the Adviser since 1998.

Calvin Y. Zhang Senior Analyst/Portfolio Manager Years with the Adviser: 3 Industry experience: 7

Mr. Zhang is responsible for the day-to-day management of the International Growth Component of the International Equity Fund.

Mr. Zhang has been with the Adviser since 2008.  Prior to joining the Adviser, from 2004 to 2008, Mr. Zhang was an analyst and portfolio manager with Driehaus Capital Management where he covered China, Taiwan and Korea and helped manage their International Select Portfolio Fund.

Ralph R. Layman, CFA President and Chief Investment Officer — Public Equities, GEAM Years with GEAM: 20 Industry experience: 32 years	Mr. Layman is a co-portfolio manager for the International Core Component of the International Equity Fund’s portfolio. Mr. Layman joined GEAM in 1991.

Jonathan L. Passmore Senior Vice President and Portfolio Manager, GEAM Years with GEAM: 10	Mr. Passmore is a co-portfolio manager for the International Core Component of the International Equity Fund’s portfolio. Mr. Passmore joined GEAM in 2001.

SP-EQAC-0712

Industry experience: 36 years

Michael J. Solecki, CFA Co-Chief Investment Officer and Portfolio Manager, GEAM Years with GEAM: 21 Industry experience: 24 years	Mr. Solecki is a co-portfolio manager for the International Core Component of the International Equity Fund’s portfolio. Mr. Solecki joined GEAM in 1990.

Bernard R. Horn, Jr. President and Chief Investment Officer, Polaris Years with Polaris: 16 Industry experience: 31 years	Mr. Horn is responsible for the day-to-day management of the International Value Component of the International Equity Fund. Mr. Horn founded Polaris, sub-adviser of the Fund, in 1995.

Sumanta Biswas, CFA Assistant Portfolio Manager, Polaris Years with Polaris: 9 Industry experience: 15 years	Mr. Biswas is responsible for research and assisting in management of the International Value Component of the International Equity Fund. Mr. Biswas joined Polaris in 2002.

Bin Xiao, CFA Assistant Portfolio Manager, Polaris Years with Polaris: 6 Industry Experience: 8	Mr. Xiao is responsible for research and assisting in management of the International Value Component of the International Equity Fund. Mr. Xiao joined Polaris in 2006.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement dated July 10, 2012 to

PNC Equity Funds Class I Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A. Effective May 29, 2012, Brian Hopkinson, AIA and Paul Nestro, CFA no longer serve as portfolio managers of the portion of the PNC International Equity Fund (the “Fund”) sub-advised by GE Asset Management Incorporated (“GEAM”).  Effective July 1, 2012, Bin Xiao, CFA serves as a portfolio manager of the portion of the Fund sub-advised by Polaris Capital Management, LLC (“Polaris”).  As a result of the above-mentioned portfolio management team changes, under the section entitled “Portfolio Managers” on page 6 of PNC Equity Funds Class I Shares Prospectus, the portfolio management team shown for the Fund is deleted and replaced with the following:

Name	Years as Fund Portfolio Manager	Title
Adviser
Martin C. Schulz, J.D	13	Managing Director
Calvin Y. Zhang	3	Senior Analyst/Portfolio Manager
Polaris
Bernard R. Horn, Jr.	6	President and Chief Investment Officer
Sumanta Biswas, CFA	6	Assistant Portfolio Manager
Bin Xiao, CFA	—	Assistant Portfolio Manager
GEAM
Ralph R. Layman, CFA	2	President and Chief Investment Officer — Public Equities
Jonathan L. Passmore	2	Senior Vice President
Michael J. Solecki, CFA	2	Co-Chief Investment Officer

B. Effective July 1, 2012 under the section entitled “Portfolio Management Teams” on pages 44-45 of PNC Equity Funds Class I Shares Prospectus, the portfolio management team shown for the Fund is deleted and replaced with the following:

International Equity Fund

Name	Business experience
Martin C. Schulz, J.D. Managing Director Years with the Adviser: 13 Industry experience: 16 years	Mr. Schulz is responsible for the day-to-day management of the International Growth Component of the International Equity Fund. Mr. Schulz has been with the Adviser since 1998.

Calvin Y. Zhang Senior Analyst/Portfolio Manager Years with the Adviser: 3 Industry experience: 7

Mr. Zhang is responsible for the day-to-day management of the International Growth Component of the International Equity Fund.

Mr. Zhang has been with the Adviser since 2008.  Prior to joining the Adviser, from 2004 to 2008, Mr. Zhang was an analyst and portfolio manager with Driehaus Capital Management where he covered China, Taiwan and Korea and helped manage their International Select Portfolio Fund.

Ralph R. Layman, CFA President and Chief Investment Officer — Public Equities, GEAM Years with GEAM: 20 Industry experience: 32 years	Mr. Layman is a co-portfolio manager for the International Core Component of the International Equity Fund’s portfolio. Mr. Layman joined GEAM in 1991.

Jonathan L. Passmore Senior Vice President and Portfolio Manager, GEAM Years with GEAM: 10	Mr. Passmore is a co-portfolio manager for the International Core Component of the International Equity Fund’s portfolio. Mr. Passmore joined GEAM in 2001.

SP-EQI-0712

Industry experience: 36 years

Michael J. Solecki, CFA Co-Chief Investment Officer and Portfolio Manager, GEAM Years with GEAM: 21 Industry experience: 24 years	Mr. Solecki is a co-portfolio manager for the International Core Component of the International Equity Fund’s portfolio. Mr. Solecki joined GEAM in 1990.

Bernard R. Horn, Jr. President and Chief Investment Officer, Polaris Years with Polaris: 16 Industry experience: 31 years	Mr. Horn is responsible for the day-to-day management of the International Value Component of the International Equity Fund. Mr. Horn founded Polaris, sub-adviser of the Fund, in 1995.

Sumanta Biswas, CFA Assistant Portfolio Manager, Polaris Years with Polaris: 9 Industry experience: 15 years	Mr. Biswas is responsible for research and assisting in management of the International Value Component of the International Equity Fund. Mr. Biswas joined Polaris in 2002.

Bin Xiao, CFA Assistant Portfolio Manager, Polaris Years with Polaris: 6 Industry Experience: 8	Mr. Xiao is responsible for research and assisting in management of the International Value Component of the International Equity Fund. Mr. Xiao joined Polaris in 2006.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement dated July 10, 2012 to

PNC Statement of Additional Information (“SAI”)

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned SAI and should be read in conjunction with such SAI.

A.  Effective May 29, 2012, Brian Hopkinson, AIA and Paul Nestro, CFA no longer serve as portfolio managers for PNC International Equity Fund (the “Fund”). The information regarding Messrs. Hopkinson and Nestro in the tables on page 92 of the SAI under the section entitled “Portfolio Managers — Other Accounts Managed” and on page 98 of the SAI under the section entitled “Ownership of Securities” is deleted in its entirety.

B.  Effective July 1, 2012, Bin Xiao, CFA serves as an assistant portfolio manager for the Fund.  The following information is to be added to the table on page 93 of the SAI under the section entitled “Portfolio Managers — Other Accounts Managed”, which provides information about funds and accounts, other than the PNC Funds, for which Mr. Xiao is primarily responsible for the day to day portfolio management as of May 31, 2012:

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (in millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (in millions)

Bin Xiao, CFA Assistant Portfolio Manager, Polaris Capital Manatgement, LLC (sub-adviser), International Equtiy Investment Management	Registered Investment Companies:	3	$745	0	$0
	Other Pooled Investment Vehicles:	10	$3,021	0	$0
	Other Accounts:	12	$460	0	$0

C.  Effective July 1, 2012, the information regarding the dollar range of shares beneficially owned by the Portfolio Managers of the Fund under the section entitled “Ownership of Securities” on page 98 of the SAI is deleted in its entirety and replaced with the following information, which sets forth the dollar range of shares beneficially owned by the Portfolio Managers of the Fund as of May 31, 2011 (July 1, 2012 for Bin Xiao).

International Equity Fund

Marvin C. Schulz, J.D.	$50,001 - $100,000
Calvin Y. Zhang	None
Ralph R. Layman, CFA	None
Michael J. Solecki, CFA	None
Jonathan L. Passmore	None
Bernard R. Horn, Jr.	Over $1,000,000
Sumanta Biswas, CFA	None
Bin Xiao, CFA	None

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-SAI-0712